INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventory [Line Items]
Finished goods	$ 77	466	516,372